Debt instrument (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Aug. 30, 2019 USD ($) $ / shares	Oct. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 30, 2019 CNY (¥)
Short-term Debt [Line Items]
Debt instrument				¥ 81,053
Warrant issued to creditor				26,290
Measurement Input, Discount Rate | Valuation Technique, Discounted Cash Flow
Short-term Debt [Line Items]
Equity Securities, FV-NI, Measurement Input			12.87
Loan agreement [Member]
Short-term Debt [Line Items]
Loan principal amount					¥ 100,000
Interest Rate Per Annum (as a percent)	8.00%				8.00%
Loan agreement, maturity date	Aug. 31, 2020
Loan agreement, warrants issued | $	$ 52,835,505
Warrants issued, exercise price | $ / shares	$ 0.5678
Debt instrument			¥ 73,710
Discount on debt instrument allocated to equity component			26,290
Warrant issued to creditor			26,290
Balance of lines of credit			24,280	81,053
Accretion of discount			¥ 18,947	7,343
Interest expenses				¥ 10,009
Repayment of debt instrument		¥ 100,000